FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10157
                                                     ---------

                              FRANKLIN GLOBAL TRUST
                              ---------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period: 10/31/08
                          ---------



Item 1. Schedule of Investments.



Franklin Global Trust

QUARTERLY STATEMENTS OF INVESTMENTS
OCTOBER 31, 2008

CONTENTS

Fiduciary Small Capitalization Equity Fund ...............................    3
Franklin Global Real Estate Fund .........................................    6
Franklin International Growth Fund .......................................    9
Franklin International Small Cap Growth Fund .............................   11
Franklin Large Cap Equity Fund ...........................................   13
Franklin Templeton Core Fixed Income Fund ................................   16
Franklin Templeton Core Plus Fixed Income Fund ...........................   18
Franklin Templeton Emerging Market Debt Opportunities Fund ...............   22
Franklin Templeton High Income Fund ......................................   26
Notes to Statements of Investments .......................................   31

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                    Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2008 (UNAUDITED)

    FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                        SHARES       VALUE
    ------------------------------------------                       --------   -----------
    COMMON STOCKS 97.6%
    AEROSPACE & DEFENSE 8.4%
    Applied Signal Technology Inc. ...............................     13,500   $   241,920
(a) BE Aerospace Inc. ............................................     13,400       172,458
(a) Orbital Sciences Corp. .......................................     14,800       303,252
(a) Stanley Inc. .................................................      5,900       202,134
(a) Teledyne Technologies Inc. ...................................      7,759       353,578
                                                                                -----------
                                                                                  1,273,342
                                                                                -----------
    AIR FREIGHT & LOGISTICS 2.1%
(a) Hub Group Inc., A ............................................     10,400       327,080
                                                                                -----------
    AIRLINES 2.0%
(a) Allegiant Travel Co. .........................................      7,600       302,708
                                                                                -----------
    BIOTECHNOLOGY 3.3%
(a) Alexion Pharmaceuticals Inc. .................................      6,000       244,500
(a) BioMarin Pharmaceutical Inc. .................................      7,700       141,064
(a) Orexigen Therapeutics Inc. ...................................     24,800       117,800
                                                                                -----------
                                                                                    503,364
                                                                                -----------
    CAPITAL MARKETS 3.4%
(a) Affiliated Managers Group Inc. ...............................        700        32,466
(a) Investment Technology Group Inc. .............................     12,200       249,002
    optionsXpress Holdings Inc. ..................................     13,000       230,880
                                                                                -----------
                                                                                    512,348
                                                                                -----------
    COMMERCIAL BANKS 2.1%
(a) Signature Bank ...............................................     10,000       325,800
                                                                                -----------
    COMMERCIAL SERVICES & SUPPLIES 3.0%
(a) Clean Harbors Inc. ...........................................      7,000       458,990
                                                                                -----------
    COMMUNICATIONS EQUIPMENT 5.9%
(a) ADC Telecommunications Inc. ..................................     23,540       149,244
(a) Arris Group Inc. .............................................     23,800       164,458
(a) Ixia .........................................................     40,000       266,400
(a) ViaSat Inc. ..................................................     17,200       313,384
                                                                                -----------
                                                                                    893,486
                                                                                -----------
    DIVERSIFIED CONSUMER SERVICES 4.0%
(a) Capella Education Co. ........................................      6,400       303,360
(a) K12 Inc. .....................................................      2,800        77,000
(a) thinkorswim Group Inc. .......................................     28,800       230,400
                                                                                -----------
                                                                                    610,760
                                                                                -----------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 3.0%
(a) DTS Inc. .....................................................      9,600       198,240
(a) Itron Inc. ...................................................      5,400       261,792
                                                                                -----------
                                                                                    460,032
                                                                                -----------
    ENERGY EQUIPMENT & SERVICES 1.8%
(a) Hercules Offshore Inc. .......................................     10,800        78,732
(a) Hornbeck Offshore Services Inc. ..............................      8,300       197,540
                                                                                -----------
                                                                                    276,272
                                                                                -----------


                     Quarterly Statements of Investments | 3

Franklin Global Trust

    FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                        SHARES       VALUE
    ------------------------------------------                       --------   -----------
    COMMON STOCKS (CONTINUED)
    FOOD & STAPLES RETAILING 1.9%
(a) United Natural Foods Inc. ....................................     13,000   $   290,420
                                                                                -----------
    FOOD PRODUCTS 2.6%
(a) Hain Celestial Group Inc. ....................................     17,000       395,080
                                                                                -----------
    HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
(a) American Medical Systems Holdings Inc. .......................     22,000       238,040
                                                                                -----------
    HEALTH CARE PROVIDERS & SERVICES 1.9%
(a) Psychiatric Solutions Inc. ...................................      8,800       292,952
                                                                                -----------
    HEALTH CARE TECHNOLOGY 3.3%
(a) Omnicell Inc. ................................................     18,000       197,640
(a) Phase Forward Inc. ...........................................     21,000       299,670
                                                                                -----------
                                                                                    497,310
                                                                                -----------
    HOTELS, RESTAURANTS & LEISURE 1.1%
(a) Chipotle Mexican Grill Inc., A ...............................      1,900        96,425
(a) Life Time Fitness Inc. .......................................      3,500        66,640
                                                                                -----------
                                                                                    163,065
                                                                                -----------
    INSURANCE 1.3%
    Max Capital Group Ltd. .......................................     12,400       197,780
                                                                                -----------
    INTERNET & CATALOG RETAIL 1.6%
(a) Gaiam Inc., A ................................................     28,900       236,980
                                                                                -----------
    INTERNET SOFTWARE & SERVICES 7.3%
(a) Art Technology Group Inc. ....................................    142,900       278,655
(a) DivX Inc. ....................................................     32,000       223,360
(a) Equinix Inc. .................................................      5,400       337,068
(a) The Knot Inc. ................................................     15,000       103,500
(a) Omniture Inc. ................................................     14,800       170,200
                                                                                -----------
                                                                                  1,112,783
                                                                                -----------
    IT SERVICES 1.0%
(a) TeleTech Holdings Inc. .......................................     16,100       145,544
                                                                                -----------
    LIFE SCIENCES TOOLS & SERVICES 2.1%
(a) PAREXEL International Corp. ..................................      8,400        87,360
(a) Sequenom Inc. ................................................     12,800       230,400
                                                                                -----------
                                                                                    317,760
                                                                                -----------
    MACHINERY 1.9%
    Kaydon Corp. .................................................      8,600       287,326
                                                                                -----------
    MEDIA 1.8%
(a) Lions Gate Entertainment Corp. ...............................     40,000       280,000
                                                                                -----------
    OIL, GAS & CONSUMABLE FUELS 1.0%
(a) Bill Barrett Corp. ...........................................      7,800       159,120
                                                                                -----------
    PROFESSIONAL SERVICES 2.5%
(a) Huron Consulting Group Inc. ..................................      7,000       380,590
                                                                                -----------


                     4 | Quarterly Statements of Investments

Franklin Global Trust

    FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                        SHARES       VALUE
    ------------------------------------------                       --------   -----------
    COMMON STOCKS (CONTINUED)
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 12.4%
(a) Advanced Analogic Technologies Inc. ..........................     60,300   $   181,503
(a) Atheros Communications .......................................     11,500       206,655
(a) Diodes Inc. ..................................................     12,700       125,476
(a) Microsemi Corp. ..............................................     21,000       456,540
(a) Microtune Inc. ...............................................     81,600       204,000
(a) Netlogic Microsystems Inc. ...................................     10,600       223,872
(a) Power Integrations Inc. ......................................     10,469       219,744
(a) Silicon Laboratories Inc. ....................................     10,300       267,388
                                                                                -----------
                                                                                  1,885,178
                                                                                -----------
    SOFTWARE 7.3%
(a) ANSYS Inc. ...................................................      8,037       230,099
(a) Blackboard Inc. ..............................................      6,100       149,328
(a) Bottomline Technologies Inc. .................................     33,300       262,404
(a) Concur Technologies Inc. .....................................      5,300       133,719
(a) Monotype Imaging Holdings Inc. ...............................     17,000       115,770
(a) Nuance Communications Inc. ...................................     24,000       219,600
                                                                                -----------
                                                                                  1,110,920
                                                                                -----------
    SPECIALTY RETAIL 2.7%
(a) Tractor Supply Co. ...........................................      6,600       274,296
(a) Zumiez Inc. ..................................................     14,600       142,496
                                                                                -----------
                                                                                    416,792
                                                                                -----------
    TEXTILES, APPAREL & LUXURY GOODS 2.1%
(a) Volcom Inc. ..................................................      8,000       103,440
(a) The Warnaco Group Inc. .......................................      7,300       217,613
                                                                                -----------
                                                                                    321,053
                                                                                -----------
    WIRELESS TELECOMMUNICATION SERVICES 1.2%
(a) SBA Communications Corp. .....................................      9,100       191,009
                                                                                -----------
    TOTAL COMMON STOCKS (COST $19,189,779) .......................               14,863,884
                                                                                -----------
    SHORT TERM INVESTMENTS (COST $126,735) 0.8%
    MONEY MARKET FUNDS 0.8%
(b) Franklin Institutional Fiduciary Trust Money Market
       Portfolio, 1.56% ..........................................    126,735       126,735
                                                                                -----------
    TOTAL INVESTMENTS (COST $19,316,514) 98.4% ...................               14,990,619
    OTHER ASSETS, LESS LIABILITIES 1.6% ..........................                  238,170
                                                                                -----------
    NET ASSETS 100.0% ............................................              $15,228,789
                                                                                ===========

(a)  Non-income producing for the twelve months ended October 31, 2008.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 5

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2008 (UNAUDITED)

       FRANKLIN GLOBAL REAL ESTATE FUND                                         COUNTRY          SHARES                 VALUE
       --------------------------------                                     --------------   --------------          -----------
       COMMON STOCKS 90.9%
       DIVERSIFIED REAL ESTATE ACTIVITIES 0.6%
       Growthpoint Properties Ltd. ......................................    South Africa           294,661          $   390,081
                                                                                                                     -----------
       DIVERSIFIED REITS 12.7%
       British Land Co. PLC .............................................   United Kingdom          138,620            1,384,077
       Canadian REIT ....................................................       Canada               13,000              279,055
       Cousins Properties Inc. ..........................................    United States           14,600              211,408
       Dexus Property Group .............................................      Australia            336,497              166,822
       General Property Trust ...........................................      Australia            700,335              347,198
       Kiwi Income Property Trust .......................................     New Zealand           528,343              324,396
       Liberty Property Trust ...........................................    United States           25,200              601,020
       Mirvac Group .....................................................      Australia            427,571              280,259
       Stockland ........................................................      Australia            446,998            1,180,896
       Tokyu REIT Inc. ..................................................        Japan                   33              190,168
       Vornado Realty Trust .............................................    United States           37,600            2,652,680
       Wereldhave NV ....................................................     Netherlands             5,170              428,248
                                                                                                                     -----------
                                                                                                                       8,046,227
                                                                                                                     -----------
       INDUSTRIAL REITS 3.4%
       AMB Property Corp. ...............................................    United States           19,700              473,391
       Ascendas REIT ....................................................      Singapore            177,000              188,514
       Brixton PLC ......................................................   United Kingdom           82,500              221,328
       Goodman Group ....................................................      Australia            358,223              222,885
       ProLogis .........................................................    United States           53,900              754,600
       Segro PLC ........................................................   United Kingdom           60,200              272,398
                                                                                                                     -----------
                                                                                                                       2,133,116
                                                                                                                     -----------
       OFFICE REITS 16.9%
       Befimmo Sca ......................................................       Belgium               2,100              157,031
       Boston Properties Inc. ...........................................    United States           34,900            2,473,712
       CapitaCommercial Trust ...........................................      Singapore            208,000              137,405
       Cofinimmo ........................................................       Belgium               3,080              382,807
       Commonwealth Property Office Fund ................................      Australia            391,066              343,510
       Corporate Office Properties Trust ................................    United States           24,000              746,160
       Douglas Emmett Inc. ..............................................    United States           50,000              755,000
       Highwoods Properties Inc. ........................................    United States           22,200              551,004
       ING Office Fund ..................................................      Australia            358,606              263,691
       Japan Prime Realty Investment Co. ................................        Japan                  103              183,011
       Japan Real Estate Investment Co. .................................        Japan                  121            1,071,630
       Kilroy Realty Corp. ..............................................    United States           16,100              517,615
       Mori Hills REIT Investment Corp ..................................        Japan                   47              127,354
       Nippon Building Fund Inc. ........................................        Japan                  135            1,297,410
       Nomura Real Estate Office Fund Inc. ..............................        Japan                   49              278,618
       ORIX JREIT Inc. ..................................................        Japan                   71              325,526
       Silic ............................................................       France                2,770              245,585
       SL Green Realty Corp .............................................    United States           20,000              840,800
                                                                                                                     -----------
                                                                                                                      10,697,869
                                                                                                                     -----------
       REAL ESTATE OPERATING COMPANIES 0.2%
       Homburg Invest Inc. ..............................................       Canada               56,066               92,291
                                                                                                                     -----------


                     6 | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2008 (UNAUDITED)

       FRANKLIN GLOBAL REAL ESTATE FUND                                         COUNTRY          SHARES                 VALUE
       --------------------------------                                     --------------   --------------          -----------
       COMMON STOCKS (CONTINUED)
       RESIDENTIAL REITS 11.2%
       AvalonBay Communities Inc. .......................................    United States           18,400          $ 1,306,768
       Camden Property Trust ............................................    United States           17,800              600,038
       Equity Lifestyle Properties Inc. .................................    United States           11,100              466,089
       Equity Residential ...............................................    United States           76,100            2,658,173
       Essex Property Trust Inc. ........................................    United States            4,800              467,040
       Nippon Accommodations Fund Inc. ..................................        Japan                   40              196,001
       Sun Communities Inc. .............................................    United States           12,400              186,496
       UDR Inc. .........................................................    United States           60,000            1,185,600
                                                                                                                     -----------
                                                                                                                       7,066,205
                                                                                                                     -----------
       RETAIL REITS 33.9%
       CapitaMall Trust .................................................      Singapore            228,589              292,766
       CFS Retail Property Trust ........................................      Australia            349,654              474,662
       Corio NV .........................................................     Netherlands            12,900              687,042
       Developers Diversified Realty Corp. ..............................    United States           13,700              180,429
       Eurocommercial Properties NV .....................................     Netherlands             9,730              320,750
       Federal Realty Investment Trust ..................................    United States           12,200              747,494
       Frontier Real Estate Investment Corp. ............................        Japan                   27              147,773
       Fukuoka REIT Corp. ...............................................        Japan                   39              153,292
       Hammerson PLC ....................................................   United Kingdom           56,810              653,639
       Japan Retail Fund Investment Corp ................................        Japan                  170              614,065
       Kimco Realty Corp. ...............................................    United States           44,500            1,004,810
       Klepierre ........................................................       France               18,440              421,234
       Land Securities Group PLC ........................................   United Kingdom          132,380            2,349,113
       Liberty International PLC ........................................   United Kingdom           30,700              338,827
       Link REIT ........................................................      Hong Kong            457,500              791,002
       The Macerich Co. .................................................    United States            5,000              147,100
       Regency Centers Corp. ............................................    United States           17,100              674,766
       RioCan REIT ......................................................       Canada               51,700              718,899
       Simon Property Group Inc. ........................................    United States           46,900            3,143,707
       Suntec REIT ......................................................      Singapore            432,000              202,386
       Tanger Factory Outlet Centers Inc. ...............................    United States           10,900              394,253
       Taubman Centers Inc. .............................................    United States            9,400              312,268
       Unibail-Rodamco ..................................................       France               16,529            2,465,230
       Westfield Group ..................................................      Australia            383,068            4,180,567
                                                                                                                     -----------
                                                                                                                      21,416,074
                                                                                                                     -----------
       SPECIALIZED REITS 12.0%
       HCP Inc. .........................................................    United States           47,400            1,418,682
       Health Care REIT Inc. ............................................    United States           18,700              832,337
       Host Hotels & Resorts Inc. .......................................    United States          125,600            1,298,704
       Nationwide Health Properties Inc. ................................    United States           30,600              913,104
       Public Storage ...................................................    United States           26,700            2,176,050
       Ventas Inc. ......................................................    United States           25,600              923,136
                                                                                                                     -----------
                                                                                                                       7,562,013
                                                                                                                     -----------
       TOTAL COMMON STOCKS (COST $85,552,702) ...........................                                             57,403,876
                                                                                                                     -----------


                    Quarterly Statements of Investments | 7

Franklin Global Trust

       FRANKLIN GLOBAL REAL ESTATE FUND                                         COUNTRY          SHARES                 VALUE
       --------------------------------                                     --------------   --------------          -----------
       PREFERRED STOCKS 0.3%
       OFFICE REITS 0.2%
       Highwoods Properties Inc., 8.00%, pfd., B ........................    United States            9,391          $   140,865
                                                                                                                     -----------
       RETAIL REITS 0.1%
       Kimco Realty Corp., 7.75%, pfd., G ...............................    United States            2,350               40,514
                                                                                                                     -----------
       TOTAL PREFERRED STOCKS (COST $291,407) ...........................                                                181,379
                                                                                                                     -----------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $85,844,109) ............................................                                             57,585,255
                                                                                                                     -----------

                                                                                                PRINCIPAL
                                                                                                 AMOUNT
                                                                                             --------------
       SHORT TERM INVESTMENTS (COST $1,830,000) 2.9%
       TIME DEPOSITS 2.9%
       Paribas Corp., 0.25%, 11/03/08 ...................................    United States   $    1,830,000            1,830,000
                                                                                                                     -----------
       TOTAL INVESTMENTS (COST $87,674,109) 94.1% .......................                                             59,415,255
       NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS 5.7% ...                                              3,627,959
       OTHER ASSETS, LESS LIABILITIES 0.2% ..............................                                                114,928
                                                                                                                     -----------
       NET ASSETS 100.0% ................................................                                            $63,158,142
                                                                                                                     ===========

See Selected Portfolio Abbreviations on page 30.

                     See Notes to Statements of Investments.


                     8 | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2008 (UNAUDITED)

       FRANKLIN INTERNATIONAL GROWTH FUND                                       COUNTRY          SHARES                 VALUE
       ----------------------------------                                   --------------   --------------          -----------
       COMMON STOCKS 89.1%
       AEROSPACE & DEFENSE 2.1%
       MTU Aero Engines Holding AG ......................................       Germany               3,300          $    65,582
                                                                                                                     -----------
       BEVERAGES 2.0%
       InBev NV .........................................................       Belgium               1,550               62,190
                                                                                                                     -----------
       BIOTECHNOLOGY 3.5%
       CSL Ltd. .........................................................      Australia              4,450              107,790
                                                                                                                     -----------
       CAPITAL MARKETS 5.1%
       Macquarie Group Ltd. .............................................      Australia              3,600               70,431
       Man Group PLC ....................................................   United Kingdom           15,400               88,884
                                                                                                                     -----------
                                                                                                                         159,315
                                                                                                                     -----------
       CHEMICALS 3.6%
       Syngenta AG ......................................................     Switzerland               610              113,655
                                                                                                                     -----------
       COMMERCIAL BANKS 4.0%
       Anglo Irish Bancorp PLC ..........................................       Ireland              11,500               36,436
       National Bank of Greece SA .......................................       Greece                4,000               87,193
                                                                                                                     -----------
                                                                                                                         123,629
                                                                                                                     -----------
       CONSTRUCTION & ENGINEERING 0.6%
       Boart Longyear Group .............................................      Australia             63,900               18,497
                                                                                                                     -----------
       DISTRIBUTORS 2.4%
       Li & Fung Ltd. ...................................................      Hong Kong             38,000               74,526
                                                                                                                     -----------
       DIVERSIFIED FINANCIAL SERVICES 3.3%
       Deutsche Boerse AG ...............................................       Germany               1,290              101,938
                                                                                                                     -----------
       DIVERSIFIED TELECOMMUNICATION SERVICES 1.5%
       Telenor ASA ......................................................       Norway                8,080               47,895
                                                                                                                     -----------
       ELECTRICAL EQUIPMENT 1.9%
       ABB Ltd. .........................................................     Switzerland             4,700               60,610
                                                                                                                     -----------
       ENERGY EQUIPMENT & SERVICES 5.0%
       Saipem SpA .......................................................        Italy                3,750               69,840
       Wellstream Holdings PLC ..........................................   United Kingdom            6,700               46,763
       Worley Group Ltd. ................................................      Australia              4,000               39,794
                                                                                                                     -----------
                                                                                                                         156,397
                                                                                                                     -----------
       FOOD & STAPLES RETAILING 3.1%
       Tesco PLC ........................................................   United Kingdom           17,500               95,855
                                                                                                                     -----------
       HEALTH CARE EQUIPMENT & SUPPLIES 11.5%
       Cochlear Ltd. ....................................................      Australia              2,100               79,654
       Essilor International SA .........................................       France                2,000               89,386
       Getinge AB, B ....................................................       Sweden                5,600               77,569
       Terumo Corp. .....................................................        Japan                2,700              112,545
                                                                                                                     -----------
                                                                                                                         359,154
                                                                                                                     -----------
       HOTELS, RESTAURANTS & LEISURE 1.2%
       Aristocrat Leisure Ltd. ..........................................      Australia             15,000               37,931
                                                                                                                     -----------
       HOUSEHOLD DURABLES 1.3%
(a)    Urbi, Desarrollos Urbanos, SAB de CV .............................       Mexico               28,000               41,505
                                                                                                                     -----------


                     Quarterly Statements of Investments | 9

Franklin Global Trust

       FRANKLIN INTERNATIONAL GROWTH FUND                                       COUNTRY          SHARES                 VALUE
       ----------------------------------                                   --------------   --------------          -----------
       COMMON STOCKS (CONTINUED)
       HOUSEHOLD PRODUCTS 3.5%
       Reckitt Benckiser Group PLC ......................................   United Kingdom            2,600          $   109,945
                                                                                                                     -----------
       INSURANCE 2.9%
       QBE Insurance Group Ltd. .........................................      Australia              5,370               91,123
                                                                                                                     -----------
       LEISURE EQUIPMENT & PRODUCTS 1.5%
       Li Ning Co. Ltd. .................................................        China               38,500               46,248
                                                                                                                     -----------
       LIFE SCIENCES TOOLS & SERVICES 2.6%
(a)    QIAGEN NV ........................................................     Netherlands             5,600               81,237
                                                                                                                     -----------
       MEDIA 2.9%
(a)    Eutelsat Communications ..........................................       France                4,200               89,786
                                                                                                                     -----------
       PERSONAL PRODUCTS 3.3%
       Hengan International Group Co. Ltd. ..............................        China               37,000              101,686
                                                                                                                     -----------
       REAL ESTATE MANAGEMENT & DEVELOPMENT 5.0%
       Hang Lung Properties Ltd. ........................................      Hong Kong             38,000               90,216
       Hongkong Land Holdings Ltd. ......................................      Hong Kong             25,000               66,500
                                                                                                                     -----------
                                                                                                                         156,716
                                                                                                                     -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.6%
       ARM Holdings PLC .................................................   United Kingdom           52,000               81,050
                                                                                                                     -----------
       SOFTWARE 2.5%
       The Sage Group PLC ...............................................   United Kingdom           28,000               78,363
                                                                                                                     -----------
       SPECIALTY RETAIL 2.0%
       Esprit Holdings Ltd. .............................................      Hong Kong             11,500               63,804
                                                                                                                     -----------
       TEXTILES, APPAREL & LUXURY GOODS 2.6%
       Luxottica Group SpA, ADR .........................................        Italy                4,000               80,400
                                                                                                                     -----------
       TRADING COMPANIES & DISTRIBUTORS 2.7%
       Noble Group Ltd. .................................................      Hong Kong            118,000               82,723
                                                                                                                     -----------
       WIRELESS TELECOMMUNICATION SERVICES 2.9%
       America Movil SAB de CV, L, ADR ..................................       Mexico                2,900               89,726
                                                                                                                     -----------
       TOTAL COMMON STOCKS (COST $4,922,034) ............................                                              2,779,276
                                                                                                                     -----------
       SHORT TERM INVESTMENTS (COST $258,891) 8.3%
       MONEY MARKET FUNDS 8.3%
(b)    Franklin Institutional Fiduciary Trust Money Market
          Portfolio, 1.56% ..............................................    United States          258,891              258,891
                                                                                                                     -----------
       TOTAL INVESTMENTS (COST $5,180,925) 97.4% ........................                                              3,038,167
       OTHER ASSETS, LESS LIABILITIES 2.6% ..............................                                                 80,820
                                                                                                                     -----------
       NET ASSETS 100.0% ................................................                                            $ 3,118,987
                                                                                                                     ===========

See Selected Portfolio Abbreviations on page 30.

(a)  Non-income producing for the twelve months ended October 31, 2008.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    10 | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2008 (UNAUDITED)

       FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND                             COUNTRY          SHARES                 VALUE
       --------------------------------------------                         --------------   --------------          -----------
       COMMON STOCKS 97.2%
       AEROSPACE & DEFENSE 1.4%
       MTU Aero Engines Holding AG ......................................       Germany              10,300          $   204,696
                                                                                                                     -----------
       BIOTECHNOLOGY 2.4%
       Genus PLC ........................................................   United Kingdom           36,112              353,490
                                                                                                                     -----------
       CHEMICALS 2.0%
       Symrise AG .......................................................       Germany              24,400              299,531
                                                                                                                     -----------
       COMMERCIAL SERVICES & SUPPLIES 4.9%
       Homeserve PLC ....................................................   United Kingdom           35,500              728,687
                                                                                                                     -----------
       DIVERSIFIED CONSUMER SERVICES 3.2%
       Dignity PLC ......................................................   United Kingdom           49,520              474,919
                                                                                                                     -----------
       DIVERSIFIED FINANCIAL SERVICES 11.0%
(a)    NETeller PLC .....................................................   United Kingdom        1,207,600              985,370
(a)    RHJ International ................................................       Belgium             121,120              651,558
                                                                                                                     -----------
                                                                                                                       1,636,928
                                                                                                                     -----------
       ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.9%
(a)    Orbotech Ltd. ....................................................       Israel               38,900              126,036
                                                                                                                     -----------
       FOOD PRODUCTS 12.1%
(a)    Aryzta AG ........................................................     Switzerland            13,100              467,578
       Hsu Fu Chi International Ltd. ....................................      Singapore            708,300              353,314
       Vitasoy International Holdings Ltd. ..............................      Hong Kong          2,668,600              970,989
                                                                                                                     -----------
                                                                                                                       1,791,881
                                                                                                                     -----------
       HEALTH CARE EQUIPMENT & SUPPLIES 2.1%
       Omega Pharma SA ..................................................       Belgium               8,430              308,952
                                                                                                                     -----------
       HOTELS, RESTAURANTS & LEISURE 10.1%
       Intralot SA ......................................................       Greece               37,900              193,252
       Paddy Power PLC ..................................................       Ireland              15,400              262,607
       Unibet Group PLC .................................................   United Kingdom           42,100              697,074
       USJ Co., Ltd. ....................................................        Japan                  830              343,246
                                                                                                                     -----------
                                                                                                                       1,496,179
                                                                                                                     -----------
       INSURANCE 4.8%
       Lancashire Holdings Ltd. .........................................   United Kingdom          129,360              714,619
                                                                                                                     -----------
       LEISURE EQUIPMENT & PRODUCTS 3.8%
       Jumbo SA .........................................................       Greece               27,570              279,050
       Vitec Group PLC ..................................................   United Kingdom           99,950              283,794
                                                                                                                     -----------
                                                                                                                         562,844
                                                                                                                     -----------
       MACHINERY 2.0%
       Schindler Holding AG .............................................     Switzerland             6,700              288,967
                                                                                                                     -----------
       MARINE 0.6%
       Kuehne & Nagel International AG ..................................     Switzerland             1,400               84,353
                                                                                                                     -----------


                    Quarterly Statements of Investments | 11

Franklin Global Trust

       FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND                             COUNTRY          SHARES          VALUE
       --------------------------------------------                         --------------   --------------   -----------
       COMMON STOCKS (CONTINUED)
       MEDIA 14.7%
       ASATSU-DK Inc. ...................................................        Japan               40,900   $   905,477
       CTS Eventim AG ...................................................       Germany              24,230       604,462
       Rightmove PLC ....................................................   United Kingdom           56,800       177,065
       Sky Perfect JSAT Holdings Inc. ...................................        Japan                1,300       490,421
                                                                                                              -----------
                                                                                                                2,177,425
                                                                                                              -----------
       OFFICE ELECTRONICS 6.9%
       Neopost SA .......................................................       France               12,334     1,028,269
                                                                                                              -----------
       REAL ESTATE MANAGEMENT & DEVELOPMENT 6.5%
       Daibiru Corp. ....................................................        Japan              115,300       959,946
                                                                                                              -----------
       SPECIALTY RETAIL 7.8%
       Carpetright PLC ..................................................   United Kingdom           98,560       724,711
       Signet Jewelers Ltd. .............................................   United Kingdom           44,105       431,552
                                                                                                              -----------
                                                                                                                1,156,263
                                                                                                              -----------
       TOTAL COMMON STOCKS (COST $22,775,622) ...........................                                      14,393,985
                                                                                                              -----------

                                                                                                PRINCIPAL
                                                                                                 AMOUNT
                                                                                             --------------
       SHORT TERM INVESTMENTS (COST $155,000) 1.0%
       TIME DEPOSITS 1.0%
       Paribas Corp., 0.25%, 11/03/08 ...................................    United States   $      155,000       155,000
                                                                                                              -----------
       TOTAL INVESTMENTS (COST $22,930,622) 98.2% .......................                                      14,548,985
       OTHER ASSETS, LESS LIABILITIES 1.8% ..............................                                         263,908
                                                                                                              -----------
       NET ASSETS 100.0% ................................................                                     $14,812,893
                                                                                                              ===========

(a)  Non-income producing for the twelve months ended October 31, 2008.

                     See Notes to Statements of Investments.


                    12 | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2008 (UNAUDITED)

       FRANKLIN LARGE CAP EQUITY FUND                                           COUNTRY          SHARES                 VALUE
       ------------------------------                                       --------------   --------------          -----------
       COMMON STOCKS 92.0%
       AEROSPACE & DEFENSE 2.6%
       United Technologies Corp. ........................................    United States           26,000          $ 1,428,960
                                                                                                                     -----------
       AUTOMOBILES 2.3%
       Honda Motor Co. Ltd. .............................................        Japan               50,000            1,243,458
                                                                                                                     -----------
       BEVERAGES 1.0%
       Diageo PLC, ADR ..................................................   United Kingdom            8,900              553,491
                                                                                                                     -----------
       BIOTECHNOLOGY 3.2%
(a)    Celgene Corp. ....................................................    United States           18,000            1,156,680
(a)    Genentech Inc. ...................................................    United States            7,200              597,168
                                                                                                                     -----------
                                                                                                                       1,753,848
                                                                                                                     -----------
       CAPITAL MARKETS 2.3%
       Invesco Ltd. .....................................................       Bermuda              85,000            1,267,350
                                                                                                                     -----------
       COMMUNICATIONS EQUIPMENT 9.4%
(a)    Cisco Systems Inc. ...............................................    United States           70,000            1,243,900
       Corning Inc. .....................................................    United States          102,000            1,104,660
       Harris Corp. .....................................................    United States           40,000            1,438,000
       QUALCOMM Inc. ....................................................    United States           34,000            1,300,840
                                                                                                                     -----------
                                                                                                                       5,087,400
                                                                                                                     -----------
       COMPUTERS & PERIPHERALS 2.2%
(a)    EMC Corp. ........................................................    United States          101,000            1,189,780
                                                                                                                     -----------
       DIVERSIFIED FINANCIAL SERVICES 5.6%
       Bank of America Corp. ............................................    United States           50,500            1,220,585
       JPMorgan Chase & Co. .............................................    United States           44,000            1,815,000
                                                                                                                     -----------
                                                                                                                       3,035,585
                                                                                                                     -----------
       DIVERSIFIED TELECOMMUNICATION SERVICES 1.8%
       Singapore Telecommunications Ltd. ................................      Singapore            597,000              977,897
                                                                                                                     -----------
       ELECTRICAL EQUIPMENT 4.0%
       ABB Ltd. .........................................................     Switzerland            81,000            1,044,553
       SunPower Corp., A ................................................    United States           13,700              535,122
(a)    Vestas Wind Systems AS ...........................................       Denmark              13,800              563,472
                                                                                                                     -----------
                                                                                                                       2,143,147
                                                                                                                     -----------
       ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 3.7%
(a)    Agilent Technologies Inc. ........................................    United States           48,000            1,065,120
(a)    Trimble Navigation Ltd ...........................................    United States           46,000              946,220
                                                                                                                     -----------
                                                                                                                       2,011,340
                                                                                                                     -----------
       ENERGY EQUIPMENT & SERVICES 6.0%
(a)    National Oilwell Varco Inc. ......................................    United States           28,000              836,920
       Schlumberger Ltd. ................................................    United States           23,000            1,187,950
(a)    Transocean Inc. ..................................................    United States           15,000            1,234,950
                                                                                                                     -----------
                                                                                                                       3,259,820
                                                                                                                     -----------
       FOOD & STAPLES RETAILING 3.8%
       Costco Wholesale Corp. ...........................................    United States            9,400              535,894
       CVS Caremark Corp. ...............................................    United States           50,000            1,532,500
                                                                                                                     -----------
                                                                                                                       2,068,394
                                                                                                                     -----------


                    Quarterly Statements of Investments | 13

Franklin Global Trust

       FRANKLIN LARGE CAP EQUITY FUND                                           COUNTRY          SHARES                 VALUE
       ------------------------------                                       --------------   --------------          -----------
       COMMON STOCKS (CONTINUED)
       FOOD PRODUCTS 5.1%
       Cadbury PLC ......................................................   United Kingdom          104,700          $   961,080
       Nestle SA ........................................................     Switzerland            47,000            1,824,377
                                                                                                                     -----------
                                                                                                                       2,785,457
                                                                                                                     -----------
       INDUSTRIAL CONGLOMERATES 1.3%
       General Electric Co. .............................................    United States           36,500              712,115
                                                                                                                     -----------
       INSURANCE 4.3%
       AFLAC Inc. .......................................................    United States           21,400              947,592
       Chubb Corp. ......................................................    United States           27,000            1,399,140
                                                                                                                     -----------
                                                                                                                       2,346,732
                                                                                                                     -----------
       INTERNET SOFTWARE & SERVICES 1.0%
       Google Inc., A ...................................................    United States            1,500              539,040
                                                                                                                     -----------
       LIFE SCIENCES TOOLS & SERVICES 1.0%
(a)    Waters Corp. .....................................................    United States           12,000              525,600
                                                                                                                     -----------
       MACHINERY 2.8%
       Danaher Corp. ....................................................    United States           15,000              888,600
(a)    Terex Corp. ......................................................    United States           39,300              655,917
                                                                                                                     -----------
                                                                                                                       1,544,517
                                                                                                                     -----------
       METALS & MINING 1.2%
       Rio Tinto PLC ....................................................   United Kingdom           14,200              663,338
                                                                                                                     -----------
       OIL, GAS & CONSUMABLE FUELS 5.0%
       ConocoPhillips ...................................................    United States           19,000              988,380
       Exxon Mobil Corp. ................................................    United States           23,000            1,704,760
                                                                                                                     -----------
                                                                                                                       2,693,140
                                                                                                                     -----------
       PAPER & FOREST PRODUCTS 1.7%
       International Paper Co. ..........................................    United States           52,000              895,440
                                                                                                                     -----------
       PHARMACEUTICALS 9.9%
       Johnson & Johnson ................................................    United States           30,000            1,840,200
       Roche Holding AG .................................................     Switzerland             6,900            1,052,290
       Schering-Plough Corp. ............................................    United States           60,400              875,196
       Teva Pharmaceutical Industries Ltd., ADR .........................       Israel               38,000            1,629,440
                                                                                                                     -----------
                                                                                                                       5,397,126
                                                                                                                     -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.2%
       Intel Corp. ......................................................    United States           76,000            1,216,000
                                                                                                                     -----------
       SOFTWARE 1.9%
       Nintendo Co. Ltd. ................................................        Japan                3,200            1,028,343
                                                                                                                     -----------
       SPECIALTY RETAIL 2.4%
       The Home Depot Inc. ..............................................    United States           55,900            1,318,681
                                                                                                                     -----------
       TEXTILES, APPAREL & LUXURY GOODS 1.8%
       NIKE Inc., B .....................................................    United States           16,600              956,658
                                                                                                                     -----------
       WIRELESS TELECOMMUNICATION SERVICES 2.5%
(a)    American Tower Corp., A ..........................................    United States           42,000            1,357,020
                                                                                                                     -----------
       TOTAL COMMON STOCKS (COST $54,916,099) ...........................                                             49,999,677
                                                                                                                     -----------


                    14 | Quarterly Statements of Investments

Franklin Global Trust

       FRANKLIN LARGE CAP EQUITY FUND                                           COUNTRY          SHARES                 VALUE
       ------------------------------                                       --------------   --------------          -----------
       SHORT TERM INVESTMENTS (COST $6,087,785) 11.2%
       MONEY MARKET FUNDS 11.2%
(b)    Franklin Institutional Fiduciary Trust Money Market
          Portfolio, 1.56% ..............................................    United States        6,087,785          $ 6,087,785
                                                                                                                     -----------
       TOTAL INVESTMENTS (COST $61,003,884) 103.2% ......................                                             56,087,462
       OTHER ASSETS, LESS LIABILITIES (3.2)% ............................                                             (1,761,812)
                                                                                                                     -----------
       NET ASSETS 100.0% ................................................                                            $54,325,650
                                                                                                                     ===========

See Selected Portfolio Abbreviations on page 30.

(a)  Non-income producing for the twelve months ended October 31, 2008.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 15

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2008 (UNAUDITED)

                                                                                                PRINCIPAL
       FRANKLIN TEMPLETON CORE FIXED INCOME FUND                                COUNTRY         AMOUNT(a)               VALUE
       -----------------------------------------                            --------------   --------------          -----------
       CORPORATE BONDS 5.2%
       INSURANCE 0.9%
(b)    Genworth Financial Inc., junior sub. note, FRN, 6.15%, 11/15/66 ..   United States    $      145,000          $    33,960
(b)    Lincoln National Corp., FRN, 7.00%, 5/17/66 ......................   United States           185,000               87,120
                                                                                                                     -----------
                                                                                                                         121,080
                                                                                                                     -----------
       OIL, GAS & CONSUMABLE FUELS 3.5%
(c)    Gaz Capital SA, 144A, 6.212%, 11/22/16 ...........................    Luxembourg             145,000               90,625
(c)    LUKOIL International Finance BV, 144A, 6.656%, 6/07/22 ...........      Russia               185,000               92,963
(c)    Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 ......       Egypt               267,274              267,160
                                                                                                                     -----------
                                                                                                                         450,748
                                                                                                                     -----------
       ROAD & RAIL 0.8%
       Kazakhstan Temir Zholy, 6.50%, 5/11/11 ...........................    Kazakhstan             130,000              100,100
                                                                                                                     -----------
       TOTAL CORPORATE BONDS (COST $1,046,593) ..........................                                                671,928
                                                                                                                     -----------
       MORTGAGE-BACKED SECURITIES 39.0%
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 23.5%
(d)    FHLMC Gold 30 Year, 6.00%, 11/01/31 ..............................   United States           884,000              882,480
(d)    FHLMC Gold 30 Year, 6.50%, 11/01/31 ..............................   United States         1,194,000            1,210,231
       FHLMC PC 30 Year, 5.50%, 5/01/37 .................................   United States           672,864              656,667
       FHLMC PC 30 Year, 5.50%, 1/01/38 .................................   United States           233,860              228,231
       FHLMC PC 30 Year, 6.50%, 10/01/36 ................................   United States            45,270               45,922
                                                                                                                     -----------
                                                                                                                       3,023,531
                                                                                                                     -----------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 15.5%
       FNMA 30 Year, 5.00%, 3/01/38 .....................................   United States         2,094,594            1,985,261
                                                                                                                     -----------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $5,042,237) ...............                                              5,008,792
                                                                                                                     -----------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
          15.6%
       CONSUMER FINANCE 5.1%
(b)    Household Credit Card Master Note Trust I, 2007-1, A, FRN, 4.61%,
          4/15/13 .......................................................   United States           676,000              620,742
(b)    SLM Student Loan Trust, 2005-4, A1, FRN, 3.545%, 10/26/15 ........   United States            35,207               35,073
                                                                                                                     -----------
                                                                                                                         655,815
                                                                                                                     -----------
       THRIFTS & MORTGAGE FINANCE 10.5%
       Bear Stearns Commercial Mortgage Securities Inc., 2005-PW10, A4,
          5.405%, 12/11/40 ..............................................   United States            45,000               36,848
       Citigroup/Deutsche Bank Commercial Mortgage Trust,
          2007-CD4, C, 5.476%, 12/11/49 .................................   United States           120,000               55,298
          sub. bond, 2006-CD3, C, 5.748%, 10/15/48 ......................   United States           745,000              407,394
(b, c) Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A, FRN,
          3.709%, 9/25/34 ...............................................   United States            25,061               19,800
       CS First Boston Mortgage Securities Corp., 2004-1, 5A1, 5.50%,
          2/25/19 .......................................................   United States            13,746               12,595
       LB-UBS Commercial Mortgage Trust, 2004-C7, A1A, 4.475%,
          10/15/29 ......................................................   United States           481,036              426,958
(c)    Morgan Stanley Capital I Trust, 2007-IQ13, B, 144A, 5.517%,
          3/15/44 .......................................................   United States           120,000               60,377


                    16 | Quarterly Statements of Investments

Franklin Global Trust

                                                                                                PRINCIPAL
       FRANKLIN TEMPLETON CORE FIXED INCOME FUND                                COUNTRY         AMOUNT(a)               VALUE
       -----------------------------------------                            --------------   --------------          -----------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES (CONTINUED)
       THRIFTS & MORTGAGE FINANCE (CONTINUED)
(b)    Permanent Financing PLC, 4, 3A, FRN, 2.957%, 3/10/24 .............   United Kingdom   $      300,000          $   297,328
(b)    Washington Mutual Inc., 2004-AR2, A, FRN, 4.065%, 4/25/44 ........    United States           41,594               28,422
                                                                                                                     -----------
                                                                                                                       1,345,020
                                                                                                                     -----------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES (COST $2,526,859) ..................................                                              2,000,835
                                                                                                                     -----------
       U.S. GOVERNMENT AND AGENCY SECURITIES 23.8%
       FNMA, 5.00%, 2/13/17 .............................................    United States          200,000              197,481
       U.S. Treasury Bond,
          7.25%, 8/15/22 ................................................    United States           23,000               28,396
          5.375%, 2/15/31 ...............................................    United States           99,000              107,724
          5.00%, 5/15/37 ................................................    United States          436,000              478,102
       U.S. Treasury Note,
          3.625%, 12/31/12 ..............................................    United States          300,000              316,899
          3.875%, 5/15/18 ...............................................    United States          608,000              607,288
          4.00%, 8/15/18 ................................................    United States        1,318,000            1,321,913
                                                                                                                     -----------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $3,094,314) .............................................                                              3,057,803
                                                                                                                     -----------

                                                                                                 SHARES
                                                                                             --------------
       PREFERRED STOCKS (COST $305,547) 1.6%
       DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
(c)    Centaur Funding Corp., 9.08%, pfd., B, 144A ......................    United States              248              209,560
                                                                                                                     -----------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $12,015,550) ............................................                                             10,948,918
                                                                                                                     -----------
       SHORT TERM INVESTMENTS (COST $3,224,989) 25.1%
       MONEY MARKET FUNDS 25.1%
(e)    Franklin Institutional Fiduciary Trust Money Market Portfolio,
          1.56% .........................................................    United States        3,224,989            3,224,989
                                                                                                                     -----------
       TOTAL INVESTMENTS (COST $15,240,539) 110.3% ......................                                             14,173,907
       OTHER ASSETS, LESS LIABILITIES (10.3)% ...........................                                             (1,321,304)
                                                                                                                     -----------
       NET ASSETS 100.0% ................................................                                            $12,852,603
                                                                                                                     ===========

See Selected Portfolio Abbreviations on page 30.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2008, the aggregate value of these securities was $740,485, representing 5.76% of net assets.

(d)  A portion or all of the security purchased on a to-be-announced basis.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                    Quarterly Statements of Investments | 17

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2008 (UNAUDITED)

                                                                                                PRINCIPAL
       FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                           COUNTRY         AMOUNT(a)               VALUE
       ----------------------------------------------                       --------------   --------------          -----------
       CORPORATE BONDS 11.8%
       AUTOMOBILES 0.5%
       Ford Motor Credit Co. LLC, 8.625%, 11/01/10 ......................    United States          500,000          $   330,852
                                                                                                                     -----------
       CAPITAL MARKETS 1.4%
       Merrill Lynch & Co. Inc.,
          6.875%, 4/25/18 ...............................................    United States          345,000              307,141
          sub. bond, 7.75%, 5/14/38 .....................................    United States          230,000              189,202
       Morgan Stanley, sub. note, 4.75%, 4/01/14 ........................    United States          720,000              512,695
                                                                                                                     -----------
                                                                                                                       1,009,038
                                                                                                                     -----------
       CHEMICALS 0.3%
       Nalco Co., senior sub. note, 8.875%, 11/15/13 ....................    United States          230,000              198,950
                                                                                                                     -----------
       COMMERCIAL BANKS 1.2%
(b)    Alfa MTN Markets for ABH Financial, 144A, 8.20%, 6/25/12 .........       Russia              545,000              275,225
(c)    RBS Capital Trust III, 5.512%, Perpetual .........................    United States        1,220,000              561,420
                                                                                                                     -----------
                                                                                                                         836,645
                                                                                                                     -----------
       COMMERCIAL SERVICES & SUPPLIES 0.3%
       ARAMARK Corp., senior note, 8.50%, 2/01/15 .......................    United States          258,000              221,880
                                                                                                                     -----------
       CONSUMER FINANCE 0.4%
       GMAC LLC, 6.75%, 12/01/14 ........................................    United States          605,000              305,754
                                                                                                                     -----------
       DIVERSIFIED TELECOMMUNICATION SERVICES 1.1%
       Embarq Corp., senior note, 7.995%, 6/01/36 .......................    United States          475,000              314,141
       Telecom Italia Capital, senior note, 4.95%, 9/30/14 ..............        Italy              670,000              467,794
                                                                                                                     -----------
                                                                                                                         781,935
                                                                                                                     -----------
       HEALTH CARE PROVIDERS & SERVICES 0.6%
       Coventry Health Care Inc., senior note, 6.30%, 8/15/14 ...........    United States          470,000              330,919
       HCA Inc., senior secured note, 9.125%, 11/15/14 ..................    United States          155,000              133,687
                                                                                                                     -----------
                                                                                                                         464,606
                                                                                                                     -----------
       HOTELS, RESTAURANTS & LEISURE 0.2%
       Host Hotels & Resorts LP, senior note, K, 7.125%, 11/01/13 .......    United States          195,000              154,050
                                                                                                                     -----------
       HOUSEHOLD DURABLES 0.3%
       Jarden Corp., senior sub. note, 7.50%, 5/01/17 ...................    United States          320,000              240,000
                                                                                                                     -----------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.3%
       NRG Energy Inc., senior note, 7.375%, 2/01/16 ....................    United States          240,000              207,600
                                                                                                                     -----------
       INSURANCE 0.9%
(d)    Genworth Financial Inc., junior sub. note, FRN, 6.15%, 11/15/66 ..    United States          825,000              193,222
(d)    Lincoln National Corp., FRN, 7.00%, 5/17/66 ......................    United States        1,000,000              470,920
                                                                                                                     -----------
                                                                                                                         664,142
                                                                                                                     -----------
       MEDIA 1.4%
(d)    The Interpublic Group of Cos. Inc., senior note, FRN, 4.804%,
          11/15/10 ......................................................    United States        1,000,000              815,000
       Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ..............    United States          200,000              158,000
       R.H. Donnelley Corp., senior note, A-3, 8.875%, 1/15/16 ..........    United States          340,000               73,100
                                                                                                                     -----------
                                                                                                                       1,046,100
                                                                                                                     -----------
       MULTI-UTILITIES 0.3%
(d)    Dominion Resources Inc., junior sub. note, 06-B, FRN, 6.30%,
          9/30/66 .......................................................    United States          375,000              195,109
                                                                                                                     -----------


                    18 | Quarterly Statements of Investments

Franklin Global Trust

                                                                                                PRINCIPAL
       FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                           COUNTRY         AMOUNT(a)               VALUE
       ----------------------------------------------                       --------------   --------------          -----------
       CORPORATE BONDS (CONTINUED)
       OIL, GAS & CONSUMABLE FUELS 2.1%
(b)    Gaz Capital SA, 144A, 6.212%, 11/22/16 ...........................     Luxembourg            575,000          $   359,375
(b)    Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 ......        Egypt              619,294              619,030
       Valero Energy Corp., 6.625%, 6/15/37 .............................    United States          710,000              504,663
                                                                                                                     -----------
                                                                                                                       1,483,068
                                                                                                                     -----------
       ROAD & RAIL 0.3%
       Kazakhstan Temir Zholy, 7.00%, 5/11/16 ...........................     Kazakhstan            365,000              226,300
                                                                                                                     -----------
       TOBACCO 0.2%
       Reynolds American Inc., senior secured note, 7.625%, 6/01/16 .....    United States          185,000              152,124
                                                                                                                     -----------
       TOTAL CORPORATE BONDS (COST $13,172,120) .........................                                              8,518,153
                                                                                                                     -----------
       MORTGAGE-BACKED SECURITIES 40.2%
(d)    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 1.0%
       FHLMC, 4.719%, 9/01/24 ...........................................    United States          730,501              732,338
                                                                                                                     -----------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 23.2%
(e)    FHLMC Gold 30 Year, 6.00%, 11/01/31 ..............................    United States        5,029,000            5,020,355
(e)    FHLMC Gold 30 Year, 6.50%, 11/01/31 ..............................    United States        7,124,000            7,220,844
       FHLMC PC 30 Year, 5.50%, 5/01/37 .................................    United States        4,603,476            4,492,657
                                                                                                                     -----------
                                                                                                                      16,733,856
                                                                                                                     -----------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 16.0%
       FNMA 30 Year, 5.00%, 6/01/37 .....................................    United States          810,582              768,398
       FNMA 30 Year, 5.00%, 3/01/38 .....................................    United States       11,418,000           10,822,004
                                                                                                                     -----------
                                                                                                                      11,590,402
                                                                                                                     -----------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $29,317,470) ..............                                             29,056,596
                                                                                                                     -----------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES 14.7%
       CONSUMER FINANCE 3.3%
(d)    Household Credit Card Master Note Trust I, 2007-1, A, FRN, 4.61%,
          4/15/13 .......................................................    United States        2,292,000            2,104,645
(d)    SLM Student Loan Trust, 2005-4, A1, FRN, 3.545%, 10/26/15 ........    United States          270,858              269,826
                                                                                                                     -----------
                                                                                                                       2,374,471
                                                                                                                     -----------
       THRIFTS & MORTGAGE FINANCE 11.4%
(d)    Citibank Credit Card Issuance Trust, 2003-A9, A9, FRN, 2.89%,
          11/22/10 ......................................................    United States        1,700,000            1,695,692
       Citigroup/Deutsche Bank Commercial Mortgage Trust,
          2007-CD4, C, 5.476%, 12/11/49 .................................    United States          455,000              209,673
          sub. bond, 2006-CD3, C, 5.748%, 10/15/48 ......................    United States        2,080,000            1,137,422
(b, d) Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A, FRN,
          3.709%, 9/25/34 ...............................................    United States           25,061               19,800
       GE Capital Commercial Mortgage Corp., 2001-3, A2, 6.07%,
          6/10/38 .......................................................    United States        1,803,000            1,700,181
       Greenwich Capital Commercial Funding Corp., 2005-GG5, A5, 5.224%,
          4/10/37 .......................................................    United States        1,117,000              902,880
(d)    GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN, 5.553%,
          4/10/38 .......................................................    United States          951,000              758,754
       LB-UBS Commercial Mortgage Trust, 2006-C1, A4, 5.156%, 2/15/31 ...    United States          912,000              707,372
(b)    Morgan Stanley Capital I Trust, 2007-IQ13, B, 144A, 5.517%,
          3/15/44 .......................................................    United States          450,000              226,415


                    Quarterly Statements of Investments | 19

Franklin Global Trust

                                                                                                PRINCIPAL
       FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                           COUNTRY         AMOUNT(a)               VALUE
       ----------------------------------------------                       --------------   --------------          -----------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES (CONTINUED)
       THRIFTS & MORTGAGE FINANCE (CONTINUED)
(d)    Permanent Financing PLC, 4, 3A, FRN, 2.957%, 3/10/24 .............   United Kingdom          610,000          $   604,568
(d)    Washington Mutual Inc., 2004-AR2, A, FRN, 4.065%, 4/25/44 ........    United States          469,578              320,865
                                                                                                                     -----------
                                                                                                                       8,283,622
                                                                                                                     -----------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES (COST $12,865,268) .................................                                             10,658,093
                                                                                                                     -----------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 8.8%
       Government of Malaysia, 3.756%, 4/28/11 ..........................      Malaysia           5,300,000    MYR     1,486,716
       Government of Norway, 5.50%, 5/15/09 .............................       Norway           11,653,000    NOK     1,737,251
       Government of Sweden, 5.50%, 10/08/12 ............................       Sweden           11,985,000    SEK     1,685,912
(f)    Government of Venezuela, Reg S, 6.00%, 12/09/20 ..................      Venezuela            565,000              233,062
       Korea Treasury Note, 0525-1209, 5.25%, 9/10/12 ...................     South Korea     1,100,000,000    KRW       860,501
       Nota Do Tesouro Nacional, 9.762%, 1/01/17 ........................       Brazil                1,210(g) BRL       379,913
                                                                                                                     -----------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $7,414,495) .............................................                                              6,383,355
                                                                                                                     -----------
       U.S. GOVERNMENT AND AGENCY SECURITIES 20.6%
       U.S. Treasury Bond,
          5.375%, 2/15/31 ...............................................    United States        1,973,000            2,146,873
          4.50%, 2/15/36 ................................................    United States          789,000              798,801
          5.00%, 5/15/37 ................................................    United States        1,529,000            1,676,645
       U.S. Treasury Note,
          3.625%, 12/31/12 ..............................................    United States        5,585,000            5,899,597
          4.25%, 11/15/17 ...............................................    United States        2,262,000            2,326,856
          4.00%, 8/15/18 ................................................    United States        2,045,000            2,051,072
                                                                                                                     -----------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $15,027,864) ............................................                                             14,899,844
                                                                                                                     -----------
       MUNICIPAL BONDS (COST $969,168) 1.1%
       Buckeye Tobacco Settlement Financing Authority Revenue,
          Asset-Backed, Senior Current Interest Turbo Term Bond,
          Series A-2, 5.125%, 6/01/24 ...................................    United States        1,000,000              776,140
                                                                                                                     -----------

                                                                                                 SHARES
                                                                                             --------------
       PREFERRED STOCKS (COST $2,169,136) 1.9%
       DIVERSIFIED TELECOMMUNICATION SERVICES 1.9%
(b)    Centaur Funding Corp., 9.08%, pfd., B, 144A ......................    United States            1,683             1,422,135
                                                                                                                     ------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $80,935,521) ............................................                                              71,714,316
                                                                                                                     ------------
       SHORT TERM INVESTMENTS (COST $14,589,835) 20.2%
       MONEY MARKET FUNDS 20.2%
(h)    Franklin Institutional Fiduciary Trust Money Market Portfolio,
          1.56% .........................................................    United States       14,589,835            14,589,835
                                                                                                                     ------------
       TOTAL INVESTMENTS (COST $95,525,356) 119.3% ......................                                              86,304,151
       NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS 0.9% ...                                                 637,925
       OTHER ASSETS, LESS LIABILITIES (20.2)% ...........................                                             (14,617,143)
                                                                                                                     ------------
       NET ASSETS 100.0% ................................................                                            $ 72,324,933
                                                                                                                     ============


                    20 | Quarterly Statements of Investments

Franklin Global Trust

FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND

See Currency and Selected Portfolio Abbreviations on page 30.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2008, the aggregate value of these securities was $2,921,980, representing 4.04% of net assets.

(c)  Perpetual securities with no stated maturity date.

(d)  The coupon rate shown represents the rate at period end.

(e)  A portion or all of the security purchased on a to-be-announced basis.

(f) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2008, the value of this security was $233,062, representing 0.32% of net assets.

(g)  Principal amount is stated in 1,000 Brazilian Real Units.

(h) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 21

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2008 (UNAUDITED)

                                                                                                 SHARES/
       FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND               COUNTRY         WARRANTS                VALUE
       ----------------------------------------------------------           --------------   --------------          -----------
       WARRANTS 5.0%
(a)    Central Bank of Nigeria, wts., 11/15/20 ..........................       Nigeria              13,000          $ 1,885,000
(a)    Government of Venezuela, Oil Value Recovery wts., 4/15/20 ........     Venezuela              66,400            1,917,300
                                                                                                                     -----------
       TOTAL WARRANTS (COST $5,249,950) .................................                                              3,802,300
                                                                                                                     -----------

                                                                                                PRINCIPAL
                                                                                                AMOUNT(b)
                                                                                             --------------
       CORPORATE BONDS 20.2%
       COMMERCIAL BANKS 4.3%
       AK Bars Bank, senior note, 8.25%, 6/28/10 ........................       Russia            1,500,000            1,042,500
(c)    Alfa MTN Markets for ABH Financial, 144A, 8.20%, 6/25/12 .........       Russia            2,800,000            1,414,000
       Ukrainian MTN Finance,
(c)       144A, 9.25%, 8/04/11 ..........................................      Ukraine            1,000,000              475,000
(d)       Reg S, 9.25%, 8/04/11 .........................................      Ukraine              700,000              332,500
                                                                                                                     -----------
                                                                                                                       3,264,000
                                                                                                                     -----------
       CONSUMER FINANCE 1.9%
(d)    HSBK Europe BV, Reg S, 9.25%, 10/16/13 ...........................     Kazakhstan          2,400,000            1,464,000
                                                                                                                     -----------
       ELECTRICAL EQUIPMENT 0.6%
(c)    Ege Haina Finance Co., senior note, 144A, 9.50%, 4/26/17 .........      Dominican
                                                                               Republic             900,000              445,500
                                                                                                                     -----------
       FOOD PRODUCTS 1.4%
(d)    Foodcorp Ltd., Reg S, 8.875%, 6/15/12 ............................    South Africa         1,500,000    EUR     1,032,548
                                                                                                                     -----------
       MEDIA 0.5%
(d, e) Central European Media Enterprises Ltd., senior note, Reg S, FRN,
          6.504%, 5/15/14 ...............................................   Czech Republic          400,000    EUR       367,459
                                                                                                                     -----------
       METALS & MINING 2.1%
(d)    Evraz Group SA, Reg S, 9.50%, 4/24/18 ............................       Russia            1,000,000              435,510
(d)    New World Resources BV, senior bond, Reg S, 7.375%, 5/15/15 ......   Czech Republic        1,600,000    EUR     1,182,968
                                                                                                                     -----------
                                                                                                                       1,618,478
                                                                                                                     -----------
       OIL, GAS & CONSUMABLE FUELS 6.4%
(d)    Gaz Capital SA, senior bond, Reg S, 8.146%, 4/11/18 ..............       Russia            1,000,000              692,581
       Intergas Finance BV, 6.375%, 5/14/17 .............................     Kazakhstan          1,700,000            1,064,421
       Petro Co. of Trinidad and Tobago Ltd., senior note,
(c)       144A, 6.00%, 5/08/22 ..........................................    Trinidad and
                                                                                Tobago            1,200,000              917,760
(d)       Reg S, 6.00%, 5/08/22 .........................................    Trinidad and
                                                                                Tobago              400,000              307,760
(d)    TNK-BP Finance SA, senior note, Reg S, 7.875%, 3/13/18 ...........       Russia            4,100,000            1,817,616
                                                                                                                     -----------
                                                                                                                       4,800,138
                                                                                                                     -----------
       SPECIALTY RETAIL 0.8%
(d, e) Edcon Proprietary Ltd., senior secured note, Reg S, FRN, 8.208%,
          6/15/14 .......................................................    South Africa         1,200,000    EUR       604,232
                                                                                                                     -----------
       THRIFTS & MORTGAGE FINANCE 2.2%
       Astana-Finance, 7.875%, 6/08/10 ..................................     Kazakhstan          2,000,000    EUR     1,657,175
                                                                                                                     -----------
       TOTAL CORPORATE BONDS (COST $25,813,194) .........................                                             15,253,530
                                                                                                                     -----------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 52.3%
       Barclays Bank PLC,
          10.495%, 5/19/15 ..............................................       Brazil            1,000,000    BRL       723,639
(c)       144A, 10.00%, 10/19/11 ........................................      Indonesia      2,000,000,000    IDR       145,468
(c, e)    cvt., 144A, FRN, 10.00%, 10/17/11 .............................      Indonesia      7,000,000,000    IDR       509,137


                    22 | Quarterly Statements of Investments

Franklin Global Trust

                                                                                                PRINCIPAL
       FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND               COUNTRY         AMOUNT(b)               VALUE
       ----------------------------------------------------------           --------------   --------------          -----------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
(c)    City of KYIV, 144A, 8.25%, 11/26/12 ..............................       Ukraine           1,100,000          $   500,500
(d)    Cred Suisse City Kyiv, Reg S, 8.25%, 11/26/12 ....................       Ukraine             500,000              226,250
(e)    Deutsche Bank AG, senior note, FRN, 10.127%, 6/19/16 .............       Germany           1,400,000    EUR     1,484,598
       Development & Investment Projects Jordan Armed Forces, senior
          note, 6.14%, 12/16/19 .........................................       Jordan            1,700,000            1,122,000
(d)    Gabonese Republic, Reg S, 8.20%, 12/12/17 ........................       Gabon             1,100,000              720,775
(f)    Government of Argentina, 11.75%, 5/20/11 .........................     Argentina           3,000,000    DEM       107,542
       Government of Colombia, 12.00%, 10/22/15 .........................      Colombia       3,500,000,000    COP     1,562,526
       Government of Ecuador,
(e)       FRN, 3.938%, 2/27/15 ..........................................       Ecuador             546,047              406,805
(d)       Reg S, 9.375%, 12/15/15 .......................................       Ecuador           2,400,000              876,000
       Government of Georgia, 7.50%, 4/15/13 ............................       Georgia           1,700,000            1,224,000
       Government of Ghana,
          13.95%, 12/13/10 ..............................................        Ghana              500,000    GHS       362,919
          13.67%, 6/15/12 ...............................................        Ghana            1,130,000    GHS       824,712
(d)       Reg S, 8.50%, 10/04/17 ........................................        Ghana            1,500,000              963,750
(d)    Government of Grenada, Reg S, 2.50% to 9/15/11,
          4.50% to 9/15/13, 6.00% to 9/15/15, 8.00% to 9/15/17,
          8.50% to 9/15/18, 9.00% thereafter, 9/15/25 ...................       Grenada           1,100,000              528,000
(e, g) Government of Iraq,
          FRN, 1.563%, 1/01/28 ..........................................        Iraq         1,440,828,677    JPY     4,133,457
          Tranche A3, Sumitomo Corp. Loan, FRN, 1.563%, 1/01/28 .........        Iraq           823,330,672    JPY     2,361,976
(e, f) Government of Ivory Coast, FRN, 2.90%, 3/30/18 ...................     Ivory Coast        25,650,000    FRF       822,472
(e)    Government of Moldova, FRN, 7.705%, 10/29/09 .....................       Moldova             637,600              592,968
(d)    Government of Serbia, Reg S, 3.75% to 11/01/09, 6.75%
          thereafter, 11/01/24 ..........................................       Serbia            2,200,000            1,540,000
       Government of Turkey,
(e)       FRN, 20.90%, 2/26/14 ..........................................       Turkey              785,000    TRY       524,842
(h)       Index Linked, 10.00%, 2/15/12 .................................       Turkey            2,307,003    TRY     1,173,268
(d)    Government of Venezuela, Reg S, 6.00%, 12/09/20 ..................      Venezuela          2,700,000            1,113,750
(e)    Hong Kong & Shanghai Bank, cvt., FRN,
          8.345%, 11/15/11 ..............................................       Vietnam             287,356              244,702
          7.669%, 2/07/12 ...............................................       Vietnam             329,326              265,458
          7.855%, 10/23/12 ..............................................       Vietnam             485,226              360,275
(c)    HSBC Bank PLC, 144A, 7.65%, 1/19/10 ..............................       Vietnam      20,000,000,000    VND     1,089,302
       ING Bank NV, 11.89%, 12/30/09 ....................................       Ukraine           7,000,000    UAH       915,735
       Mexican Udibonos, 5.00%, 6/16/16 .................................        Mexico             321,728(i) MXN     2,618,353
(f)    NK Debt Corp., zero cpn., 3/12/10 ................................     North Korea         4,250,000    DEM       387,803
(h)    Nota Do Tesouro Nacional, Index Linked, 6.00%, 5/15/15 ...........       Brazil                4,400(j) BRL     2,924,015
       Peru Enhanced Pass-Through Finance Ltd., senior secured
          bond, A-1,
(c)       144A, zero cpn., 5/31/18 ......................................        Peru               797,364              390,708
(d)       Reg S, zero cpn., 5/31/18 .....................................        Peru               689,080              337,649
       Province Del Neuquen,
(c)       senior note, 144A, 8.656%, 10/18/14 ...........................      Argentina            533,400              378,074
(d)       senior secured note, Reg S, 8.656%, 10/18/14 ..................      Argentina            977,900              693,136
(d)    Republic of El Salvador, Reg S, 7.65%, 6/15/35 ...................     El Salvador         2,000,000            1,070,000
       Republic of Fiji, 6.875%, 9/13/11 ................................        Fiji               600,000              503,453
       Sphynx Capital Markets,
          10.25%, 1/30/10 ...............................................     Ivory Coast           305,018    EUR       272,175
          cvt., 12.08%, 6/14/10 .........................................        Ghana              600,000    GHS       438,582
(e)       cvt., FRN, 13.00%, 8/11/10 ....................................        Ghana              600,000    GHS       450,704


                    Quarterly Statements of Investments | 23

Franklin Global Trust

                                                                                                PRINCIPAL
       FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND               COUNTRY         AMOUNT(b)               VALUE
       ----------------------------------------------------------           --------------   --------------          -----------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
(e)    Standard Chartered Bank, cvt., FRN, 15.974%, 3/02/12 .............       Zambia              875,000          $   853,364
       UBS AG Jersey, senior note, cvt., 10.00%, 10/18/11 ...............      Indonesia          1,000,000              792,800
                                                                                                                     -----------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $51,809,851) ............................................                                             39,537,642
                                                                                                                     -----------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $82,872,995) ............................................                                             58,593,472
                                                                                                                     -----------
       SHORT TERM INVESTMENTS 16.2%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 6.4%
(k)    South Africa Treasury Bill,
          11/19/08 ......................................................    South Africa         7,000,000    ZAR       708,723
          12/17/08 ......................................................    South Africa        20,000,000    ZAR     2,006,304
          3/04/09 .......................................................    South Africa        15,000,000    ZAR     1,470,568
(k)    Zambia Treasury Bills, 11/10/08 - 2/16/09 ........................       Zambia        3,000,000,000    ZMK       654,779
                                                                                                                     -----------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $5,996,318) .............................................                                              4,840,374
                                                                                                                     -----------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
          (COST $88,869,313) ............................................                                             63,433,846
                                                                                                                     -----------
       REPURCHASE AGREEMENTS (COST $7,381,288) 9.8%
(l)    Joint Repurchase Agreement, 0.159%, 11/03/08
          (Maturity Value $7,381,386) ...................................    United States        7,381,288            7,381,288
          ABN AMRO Bank NV, New York Branch (Maturity Value $920,754)
          Banc of America Securities LLC (Maturity Value $1,027,784)
          Barclays Capital Inc. (Maturity Value $920,754)
          BNP Paribas Securities Corp. (Maturity Value $1,027,784)
          Credit Suisse Securities (USA) LLC (Maturity Value $920,754)
          Deutsche Bank Securities Inc. (Maturity Value $1,107,504)
          Dresdner Kleinwort Securities LLC (Maturity Value $428,268)
          UBS Securities LLC (Maturity Value $1,027,784)
             Collateraized by U.S. Government Agency Securities, 2.22% -
                5.00%, 11/21/08 - 5/01/13; (k) U.S. Government Agency
                Discount Notes, 11/28/08 - 1/30/09; (k) U.S. Treasury
                Bills, 11/22/09; and U.S. Treasury Notes, 3.50% - 4.75%,
                2/28/09 - 11/15/09
                                                                                                                     -----------
       TOTAL INVESTMENTS (COST $96,250,601) 93.7% .......................                                             70,815,134
       NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS 0.6% ...                                                454,233
       OTHER ASSETS, LESS LIABILITIES 5.7% ..............................                                              4,335,537
                                                                                                                     -----------
       NET ASSETS 100.0% ................................................                                            $75,604,904
                                                                                                                     ===========


                    24 | Quarterly Statements of Investments

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

See Currency and Selected Portfolio Abbreviations on page 30.

(a) Security is held in Alternative Strategies (FT) Ltd., a wholly owned subsidiary of the Fund.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2008, the aggregate value of these securities was $6,265,449, representing 8.29% of net assets.

(d) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2008, the aggregate value of these securities was $16,306,484, representing 21.57% of net assets.

(e)  The coupon rate shown represents the rate at period end.

(f)  Defaulted security.

(g) Security has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2008, the aggregate value of these securities was $6,495,433, representing 8.59% of net assets.

(h)  Redemption price at maturity is adjusted for inflation.

(i)  Principal amount is stated in 100 Mexican Peso Units.

(j)  Principal amount is stated in 1,000 Brazilian Real Units.

(k)  The security is traded on a discount basis with no stated coupon rate.

(l) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2008, all repurchase agreements had been entered into on that date.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 25

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2008 (UNAUDITED)

                                                                                                PRINCIPAL
       FRANKLIN TEMPLETON HIGH INCOME FUND                                      COUNTRY         AMOUNT(a)               VALUE
       -----------------------------------                                  --------------   --------------          -----------
       CORPORATE BONDS 89.7%
       AUTOMOBILES & COMPONENTS 2.9%
       Ford Motor Credit Co. LLC, senior note,
          5.80%, 1/12/09 ................................................    United States   $       25,000          $    23,181
          9.875%, 8/10/11 ...............................................    United States          100,000               63,070
(b)    TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ...........    United States           75,000               43,500
                                                                                                                     -----------
                                                                                                                         129,751
                                                                                                                     -----------
       CAPITAL GOODS 5.4%
(b)    Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15 ...    United States           50,000               31,500
       DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 .........    United States           50,000               49,750
       L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15 ......    United States           50,000               41,250
       RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ..........    United States           75,000               52,125
       RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 ..........    United States           50,000               30,250
       Terex Corp., senior sub. note, 8.00%, 11/15/17 ...................    United States           50,000               37,250
                                                                                                                     -----------
                                                                                                                         242,125
                                                                                                                     -----------
       COMMERCIAL & PROFESSIONAL SERVICES 1.0%
       ARAMARK Corp., senior note, 8.50%, 2/01/15 .......................    United States           50,000               43,000
                                                                                                                     -----------
       CONSUMER DURABLES & APPAREL 3.2%
       Jarden Corp., senior sub. note, 7.50%, 5/01/17 ...................    United States           75,000               56,250
       Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 .............    United States           50,000               39,750
       KB Home, senior note, 6.25%, 6/15/15 .............................    United States           75,000               50,250
                                                                                                                     -----------
                                                                                                                         146,250
                                                                                                                     -----------
       CONSUMER SERVICES 5.1%
(b)    Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ...................    United States           50,000                7,000
       Host Hotels & Resorts LP, senior note, K, 7.125%, 11/01/13 .......    United States           75,000               59,250
       MGM MIRAGE, senior note, 6.625%, 7/15/15 .........................    United States          100,000               59,000
       Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ...    United States           50,000               38,000
       Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ........    United States           75,000               48,375
       Station Casinos Inc., senior note, 7.75%, 8/15/16 ................    United States           50,000               17,000
                                                                                                                     -----------
                                                                                                                         228,625
                                                                                                                     -----------
       DIVERSIFIED FINANCIALS 2.1%
       GMAC LLC, 6.875%,
          9/15/11 .......................................................    United States           25,000               14,655
          8/28/12 .......................................................    United States          150,000               82,186
                                                                                                                     -----------
                                                                                                                          96,841
                                                                                                                     -----------
       ENERGY 12.4%
       Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 .............    United States          100,000               71,500
       Compagnie Generale de Geophysique-Veritas, senior note, 7.75%,
          5/15/17 .......................................................       France               50,000               33,750
       Copano Energy LLC, senior note, 8.125%, 3/01/16 ..................    United States           50,000               37,000
       El Paso Corp., senior note, 6.875%, 6/15/14 ......................    United States           50,000               40,065
       Mariner Energy Inc., senior note, 7.50%, 4/15/13 .................    United States           50,000               34,750
       MarkWest Energy Partners LP, senior note, 6.875%, 11/01/14 .......    United States           50,000               36,375
       Peabody Energy Corp., senior note, 7.375%, 11/01/16 ..............    United States           50,000               42,500
(b)    Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ........     Switzerland            75,000               50,625
       Plains Exploration & Production Co., senior note, 7.625%,
          6/01/18 .......................................................    United States           50,000               33,000
       Quicksilver Resources Inc., senior note, 8.25%, 8/01/15 ..........    United States           50,000               35,000


                    26 | Quarterly Statements of Investments

Franklin Global Trust

                                                                                                PRINCIPAL
       FRANKLIN TEMPLETON HIGH INCOME FUND                                      COUNTRY         AMOUNT(a)               VALUE
       -----------------------------------                                  --------------   --------------          -----------
       CORPORATE BONDS (CONTINUED)
       ENERGY (CONTINUED)
(b)    SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18 .........    United States   $       50,000          $    33,500
       Tesoro Corp., senior note, 6.50%, 6/01/17 ........................    United States           75,000               50,625
       The Williams Cos. Inc., senior note, 7.625%, 7/15/19 .............    United States           75,000               61,980
                                                                                                                     -----------
                                                                                                                         560,670
                                                                                                                     -----------
       FOOD, BEVERAGE & TOBACCO 2.8%
       Dean Foods Inc., senior note, 7.00%, 6/01/16 .....................    United States           50,000               38,250
       Reynolds American Inc., senior secured note, 7.625%, 6/01/16 .....    United States           50,000               41,115
       Smithfield Foods Inc., senior note, 7.75%, 7/01/17 ...............    United States           75,000               47,625
                                                                                                                     -----------
                                                                                                                         126,990
                                                                                                                     -----------
       HEALTH CARE EQUIPMENT & SERVICES 8.3%
       DaVita Inc., senior sub. note, 7.25%, 3/15/15 ....................    United States           75,000               64,500
       FMC Finance III SA, senior note, 6.875%, 7/15/17 .................       Germany              75,000               60,000
       HCA Inc.,
          senior note, 6.50%, 2/15/16 ...................................    United States           50,000               29,625
          senior secured note, 9.125%, 11/15/14 .........................    United States           75,000               64,688
       Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ............    United States           50,000               43,250
(c, d) U.S. Oncology Holdings Inc., senior note, PIK, FRN, 8.334%,
          3/15/12 .......................................................    United States           53,042               36,864
(c)    United Surgical Partners International Inc., senior sub. note,
          PIK, 9.25%, 5/01/17 ...........................................    United States           50,000               32,375
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
          10/01/14 ......................................................    United States           50,000               41,750
                                                                                                                     -----------
                                                                                                                         373,052
                                                                                                                     -----------
       MATERIALS 9.1%
       Crown Americas Inc., senior note, 7.75%, 11/15/15 ................    United States           50,000               43,875
       Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
          4/01/17 .......................................................    United States           75,000               58,956
       Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 ...    United States           50,000               44,750
(b)    Ineos Group Holdings PLC, senior secured note, 144A, 8.50%,
          2/15/16 .......................................................   United Kingdom           75,000               28,125
(b)    MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ...........    United States           50,000               26,750
       Nalco Co., senior sub. note, 8.875%, 11/15/13 ....................    United States           75,000               64,875
       NewPage Corp., senior secured note, 10.00%, 5/01/12 ..............    United States           75,000               51,375
       Novelis Inc., senior note, 7.25%, 2/15/15 ........................       Canada               75,000               50,625
       Owens-Brockway Glass Container Inc., senior note, 6.75%,
          12/01/14 ......................................................    United States           50,000               43,500
                                                                                                                     -----------
                                                                                                                         412,831
                                                                                                                     -----------
       MEDIA 11.4%
       CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 .............       Canada               50,000               32,250
       CCH I LLC, senior secured note, 11.00%, 10/01/15 .................    United States           25,000               11,375
       CCH II LLC, senior note, 10.25%, 9/15/10 .........................    United States         1 00,000               70,000
       CSC Holdings Inc.,
          senior deb., 7.625%, 7/15/18 ..................................    United States           25,000               18,063
          senior note, B, 7.625%, 4/01/11 ...............................    United States           25,000               23,125
       Dex Media West Finance, senior sub. note, 9.875%, 8/15/13 ........    United States         1 00,000               37,750
(b)    DIRECTV Holdings LLC, senior note, 144A, 7.625%, 5/15/16 .........    United States           75,000               63,375
       EchoStar DBS Corp., senior note,
          6.375%, 10/01/11 ..............................................    United States           50,000               44,625
          7.125%, 2/01/16 ...............................................    United States           25,000               20,188
       Idearc Inc., senior note, 8.00%, 11/15/16 ........................    United States           75,000               10,781


                    Quarterly Statements of Investments | 27

Franklin Global Trust

                                                                                                PRINCIPAL
       FRANKLIN TEMPLETON HIGH INCOME FUND                                      COUNTRY         AMOUNT(a)               VALUE
       -----------------------------------                                  --------------   --------------          -----------
       CORPORATE BONDS (CONTINUED)
       MEDIA (CONTINUED)
       Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ..............    United States   $       50,000          $    39,500
       Liberty Media Corp., senior note, 5.70%, 5/15/13 .................    United States           75,000               52,551
       Quebecor Media Inc., senior note, 7.75%, 3/15/16 .................       Canada               75,000               52,312
       R.H. Donnelley Corp., senior note, A-3, 8.875%, 1/15/16 ..........    United States           25,000                5,375
       Radio One Inc., senior sub. note, 6.375%, 2/15/13 ................    United States           50,000               22,750
(b, c) Univision Communications Inc., senior note, 144A, PIK, 9.75%,
          3/15/15 .......................................................    United States           50,000               10,500
                                                                                                                     -----------
                                                                                                                         514,520
                                                                                                                     -----------
       REAL ESTATE 0.8%
       Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 .......    United States           50,000               35,250
                                                                                                                     -----------
       RETAILING 1.8%
       Dollar General Corp., senior note, 10.625%, 7/15/15 ..............    United States           50,000               46,250
       Michaels Stores Inc., senior note, 10.00%, 11/01/14 ..............    United States           75,000               34,125
                                                                                                                     -----------
                                                                                                                          80,375
                                                                                                                     -----------
       SOFTWARE & SERVICES 2.5%
       First Data Corp., senior note, 9.875%, 9/24/15 ...................    United States           50,000               32,250
       SunGard Data Systems Inc.,
          senior note, 9.125%, 8/15/13 ..................................    United States           75,000               62,625
          senior sub. note, 10.25%, 8/15/15 .............................    United States           25,000               17,625
                                                                                                                     -----------
                                                                                                                         112,500
                                                                                                                     -----------
       TECHNOLOGY HARDWARE & EQUIPMENT 2.4%
       Celestica Inc., senior sub. note, 7.625%, 7/01/13 ................       Canada               50,000               40,750
(b)    Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16 .........       Canada               50,000               26,625
(b, d) Sanmina-SCI Corp., senior note, 144A, FRN, 5.569%, 6/15/14 .......    United States           50,000               38,750
                                                                                                                     -----------
                                                                                                                         106,125
                                                                                                                     -----------
       TELECOMMUNICATION SERVICES 9.3%
(b)    American Tower Corp., senior note, 144A, 7.00%, 10/15/17 .........    United States           50,000               43,750
(b)    Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ...........       Jamaica             100,000               56,500
       Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
          10.375% thereafter, 11/15/12 ..................................   United Kingdom           50,000               40,000
       Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16 ..............       Bermuda              25,000               21,500
(b)    Intelsat Subsidiary Holding Co. Ltd., senior note, 144A, 8.50%,
          1/15/13 .......................................................       Bermuda              75,000               65,625
       MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 .............    United States           75,000               62,812
       Millicom International Cellular SA, senior note, 10.00%,
          12/01/13 ......................................................     Luxembourg             50,000               39,250
       Qwest Communications International Inc., senior note, 7.50%,
          2/15/14 .......................................................    United States           75,000               51,375
(b)    Wind Acquisition Finance SA, senior note, 144A, 10.75%,
          12/01/15 ......................................................        Italy               50,000               38,750
                                                                                                                     -----------
                                                                                                                         419,562
                                                                                                                     -----------
       TRANSPORTATION 0.8%
(b)    Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 ...............   United Kingdom           50,000               36,250
                                                                                                                     -----------
       UTILITIES 8.4%
       The AES Corp., senior note, 8.00%, 10/15/17 ......................    United States           75,000               58,125
       Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ...............    United States           75,000               55,875
       Edison Mission Energy, senior note, 7.00%, 5/15/17 ...............    United States           75,000               59,719


                    28 | Quarterly Statements of Investments

Franklin Global Trust

                                                                                                PRINCIPAL
       FRANKLIN TEMPLETON HIGH INCOME FUND                                      COUNTRY         AMOUNT(a)               VALUE
       -----------------------------------                                  --------------   --------------          -----------
       CORPORATE BONDS (CONTINUED)
       UTILITIES (CONTINUED)
       Mirant North America LLC, senior note, 7.375%, 12/31/13 ..........    United States   $       50,000          $    43,937
       NRG Energy Inc., senior note, 7.375%, 2/01/16 ....................    United States          100,000               86,500
(b)    Texas Competitive Electric Holdings Co. LLC, senior note, 144A,
          10.25%, 11/01/15 ..............................................    United States          100,000               76,750
                                                                                                                     -----------
                                                                                                                         380,906
                                                                                                                     -----------
       TOTAL CORPORATE BONDS (COST $5,674,951) ..........................                                              4,045,623
                                                                                                                     -----------

                                                                                                 SHARES
                                                                                             --------------
       SHORT TERM INVESTMENTS (COST $361,751) 8.0%
       MONEY MARKET FUNDS 8.0%
(e)    Franklin Institutional Fiduciary Trust Money Market Portfolio,
          1.56% .........................................................    United States          361,751              361,751
                                                                                                                     -----------
       TOTAL INVESTMENTS (COST $6,036,702) 97.7% ........................                                              4,407,374
       OTHER ASSETS, LESS LIABILITIES 2.3% ..............................                                                105,711
                                                                                                                     -----------
       NET ASSETS 100.0% ................................................                                            $ 4,513,085
                                                                                                                     ===========

See Selected Portfolio Abbreviations on page 30.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2008, the aggregate value of these securities was $677,875, representing 15.02% of net assets.

(c)  Income may be received in additional securities and/or cash.

(d)  The coupon rate shown represents the rate at period end.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 29

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2008 (UNAUDITED)

CURRENCY ABBREVIATIONS

BRL - Brazilian Real
COP - Colombian Peso
DEM - Deutsche Mark
EUR - Euro
FRF - French Franc
GHS - New Ghana Cedi
IDR - Indonesian Rupiah
JPY - Japanese Yen
KRW - South Korean Won
MYR - Malaysian Ringgit
NOK - Norwegian Krone
SEK - Swedish Krona
MXN - Mexican Peso
TRY - Turkish Lira
UAH - Ukraine Hryvna
VND - Viet Nam Dong
ZAR - South African Rand
ZMK - Zambia Kwacha

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
MTN - Medium Term Note
REIT - Real Estate Investment Trust
PC - Participation Certificate

                     See Notes to Statements of Investments.


                    30 | Quarterly Statements of Investments

Franklin Global Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of nine funds (Funds). All Funds are diversified, except the Franklin Global Real Estate Fund, the Franklin Templeton Core Plus Fixed Income Fund, and the Franklin Templeton Emerging Market Debt Opportunities Fund, which are non-diversified. Effective September 30, 2008, the Fiduciary Large Capitalization Growth and Income Fund was renamed the Franklin Large Cap Equity Fund.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Time deposits and joint repurchase agreements are valued at cost.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on


                    Quarterly Statements of Investments | 31

Franklin Global Trust

2. SECURITY VALUATION (CONTINUED)

the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At October 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                   FIDUCIARY       FRANKLIN
                                                     SMALL          GLOBAL         FRANKLIN
                                                CAPITALIZATION    REAL ESTATE   INTERNATIONAL
                                                  EQUITY FUND        FUND        GROWTH FUND
                                                --------------   ------------   -------------
Cost of investments .........................    $19,377,853     $ 94,945,986    $ 5,182,849
                                                 -----------     ------------    -----------
Unrealized appreciation .....................    $ 1,321,561     $    207,751    $        --
Unrealized depreciation .....................     (5,708,795)     (35,738,482)    (2,144,682)
                                                 -----------     ------------    -----------
Net unrealized appreciation (depreciation) ..    $(4,387,234)    $(35,530,731)   $(2,144,682)
                                                 ===========     ============    ===========

                                                   FRANKLIN                      FRANKLIN
                                                INTERNATIONAL     FRANKLIN       TEMPLETON
                                                  SMALL CAP       LARGE CAP     CORE FIXED
                                                 GROWTH FUND     EQUITY FUND    INCOME FUND
                                                -------------   ------------   ------------
Cost of investments .........................    $23,044,555    $ 61,003,884   $15,258,266
                                                 -----------    ------------   -----------
Unrealized appreciation .....................    $   108,259    $  6,650,802   $     4,106
Unrealized depreciation .....................     (8,603,829)    (11,567,224)   (1,088,465)
                                                 -----------    ------------   -----------
Net unrealized appreciation (depreciation) ..    $(8,495,570)   $ (4,916,422)  $(1,084,359)
                                                 ===========    ============   ===========

                                                    FRANKLIN      FRANKLIN TEMPLETON     FRANKLIN
                                                   TEMPLETON        EMERGING MARKET     TEMPLETON
                                                CORE PLUS FIXED   DEBT OPPORTUNITIES   HIGH INCOME
                                                  INCOME FUND            FUND              FUND
                                                ---------------   ------------------   -----------
Cost of investments .........................     $95,666,060        $ 96,261,066      $ 6,050,762
                                                  -----------        ------------      -----------
Unrealized appreciation .....................     $    88,318        $  1,204,803      $        --
Unrealized depreciation .....................      (9,450,227)        (26,650,735)      (1,643,388)
                                                  -----------        ------------      -----------
Net unrealized appreciation (depreciation) ..     $(9,361,909)       $(25,445,932)     $(1,643,388)
                                                  ===========        ============      ===========


                    32 | Quarterly Statements of Investments

Franklin Global Trust

4. CREDIT DEFAULT SWAPS

At October 31, 2008, the Franklin Templeton Core Fixed Income Fund and the Franklin Templeton Core Plus Fixed Income Fund had the following credit default swap contracts outstanding:

                                                                   PERIODIC
                                                       NOTIONAL     PAYMENT   EXPIRATION    UNREALIZED     UNREALIZED
                                                        AMOUNT       RATE        DATE      APPRECIATION   DEPRECIATION
                                                      ----------   --------   ----------   ------------   ------------
FRANKLIN TEMPLETON CORE FIXED INCOME FUND
CONTRACTS TO SELL PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
CMBX.NA.BBB.2 (Credit Suisse) .....................   $  105,000     0.60%      3/15/49      $     --      $ (69,803)
                                                                                             --------      ---------
   Net unrealized appreciation (depreciation) on credit default swaps ..................                   $ (69,803)
                                                                                                           =========
FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND
CONTRACTS TO BUY PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
The Interpublic Group of Companies Inc.
   (Merrill Lynch) ................................   $1,000,000     2.74%     12/20/10      $110,565      $      --
CONTRACTS TO SELL PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
CMBX.NA.BBB.2 (Credit Suisse) .....................      605,000     0.60%      3/15/49            --       (402,195)
LCDX.NA.10 (JP Morgan) ............................    2,000,000     3.25%      6/20/13            --       (246,821)
                                                                                             --------      ---------
   Unrealized appreciation (depreciation) on credit default swaps ......................      110,565       (649,016)
                                                                                             --------      ---------
      Net unrealized appreciation (depreciation) on credit default swaps ...............                   $(538,451)
                                                                                                           =========

5. FORWARD EXCHANGE CONTRACTS

At October 31, 2008, the Franklin Global Real Estate Fund, the Franklin Templeton Core Plus Fixed Income Fund, and the Franklin Templeton Emerging Market Debt Opportunities Fund had the following forward exchange contracts outstanding:

                                                           CONTRACT         SETTLEMENT    UNREALIZED     UNREALIZED
                                                          AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                                        -------------       ----------   ------------   ------------
FRANKLIN GLOBAL REAL ESTATE FUND
CONTRACTS TO BUY
    7,745,051   Australian Dollar ...................       5,652,000        12/17/08     $       --    $  (520,778)
    5,209,261   Australian Dollar ...................       3,308,000        12/17/08        143,220             --
    2,005,279   British Pound Sterling ..............       3,459,000        12/17/08             --       (241,548)
      677,970   British Pound Sterling ..............       1,068,000        12/17/08         19,797             --
      530,586   Canadian Dollar .....................         482,000        12/17/08             --        (43,083)
    2,733,047   Euro ................................       3,685,000        12/17/08             --       (205,612)
      327,594   Euro ................................         411,000        12/17/08          6,054             --
    3,432,837   Hong Kong Dollar ....................         442,000        12/17/08            887             --
  176,581,800   Japanese Yen ........................       1,744,000        12/17/08         52,692             --
   84,291,680   Japanese Yen ........................         883,000        12/17/08             --        (25,346)
      645,624   Singapore Dollar ....................         441,000        12/17/08             --         (5,126)
      560,492   Singapore Dollar ....................         372,000        12/17/08          6,400             --


                    Quarterly Statements of Investments | 33

Franklin Global Trust

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                           CONTRACT         SETTLEMENT    UNREALIZED     UNREALIZED
                                                          AMOUNT(a)            DATE      APPRECIATION   DEPRECIATION
                                                        -------------       ----------   ------------   ------------
FRANKLIN GLOBAL REAL ESTATE FUND (CONTINUED)
CONTRACTS TO SELL
   22,360,734   Australian Dollar ...................      17,591,346        12/17/08     $2,776,996    $        --
    1,254,909   Australian Dollar ...................         827,000        12/17/08             --        (13,073)
    5,745,384   British Pound Sterling ..............      10,150,400        12/17/08        931,984             --
    2,020,421   Canadian Dollar .....................       1,897,198        12/17/08        225,842             --
    6,967,497   Euro ................................       9,690,834        12/17/08        823,164             --
   10,638,528   Hong Kong Dollar ....................       1,366,717        12/17/08             --         (5,810)
  629,055,824   Japanese Yen ........................       5,920,814        12/17/08             --       (479,725)
   41,026,700   Japanese Yen ........................         418,000        12/17/08            560             --
      573,239   New Zealand Dollar ..................         389,000        12/17/08         55,768             --
    2,413,076   Singapore Dollar ....................       1,694,167        12/17/08         65,048             --
    2,827,530   South African Rand ..................         343,873        12/17/08         59,648             --
                                                                                          ----------    -----------
Unrealized appreciation (depreciation) on forward exchange contracts .................     5,168,060     (1,540,101)
                                                                                          ----------    -----------
   Net unrealized appreciation (depreciation) on forward exchange contracts ..........    $3,627,959
                                                                                          ==========
FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND
CONTRACTS TO BUY
      738,000   Euro ................................       1,044,270        11/10/08     $       --    $  (103,866)
CONTRACTS TO SELL
    2,978,000   Euro ................................       4,213,870        11/10/08        419,124             --
    6,761,000   Norwegian Krone .....................         754,323 EUR    11/10/08             --        (42,416)
    6,888,000   Swedish Krona .......................         686,466 EUR    11/10/08             --        (12,523)
    5,300,000   Malaysian Ringit ....................       1,514,069        12/15/08         22,078             --
      620,000   Euro ................................         905,820        12/31/08        116,623             --
1,100,000,000   South Korean Won ....................       1,125,435         4/07/10        240,440             --
Unrealized appreciation (depreciation) on offsetting forward exchange contracts ......        38,042        (39,577)
                                                                                          ----------    -----------
   Unrealized appreciation (depreciation) on forward exchange contracts ..............       836,307       (198,382)
                                                                                          ----------    -----------
      Net unrealized appreciation (depreciation) on forward exchange contracts .......    $  637,925
                                                                                          ==========
FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND
CONTRACTS TO BUY
    1,200,000   Euro ................................       1,526,640        12/10/08     $       --    $   (11,421)
CONTRACTS TO SELL
4,171,500,000   Colombian Peso ......................       1,893,554        12/10/08        158,081             --
    9,500,000   Euro ................................      13,235,400        12/10/08      1,140,357             --
  740,000,000   Japanese Yen ........................       7,057,701        12/10/08             --       (468,258)
    2,100,000   U.S. Dollar .........................   4,171,500,000 COP    12/10/08             --       (364,526)
                                                                                          ----------    -----------
Unrealized appreciation (depreciation) on forward exchange contracts .................     1,298,438       (844,205)
                                                                                          ----------    -----------
   Net unrealized appreciation (depreciation) on forward exchange contracts ..........    $  454,233
                                                                                          ==========

(a)  In U.S. dollars unless otherwise indicated.

CURRENCY ABBREVIATIONS
COP - Colombian Peso
EUR - Euro


                    34 | Quarterly Statements of Investments

Franklin Global Trust

6. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on August 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008, in valuing the Funds' assets and liabilities carried at fair value:

                                                               LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                             -----------   -----------   -------   -----------
FIDUCIARY SMALL CAPITALIZATION EQUITY FUND
   ASSETS:
      Investments in Securities                              $14,990,619    $       --     $--     $14,990,619
FRANKLIN GLOBAL REAL ESTATE FUND
   ASSETS:
      Investments in Securities                              $57,585,255    $1,830,000     $--     $59,415,255
      Other Financial Instruments(a)                                  --     5,168,060      --       5,168,060
   LIABILITIES:
      Other Financial Instruments(a)                                  --     1,540,101      --       1,540,101
FRANKLIN INTERNATIONAL GROWTH FUND
   ASSETS:
      Investments in Securities                              $ 2,388,326    $  649,841     $--     $ 3,038,167
FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND
   ASSETS:
      Investments in Securities                              $ 6,558,081    $7,990,904     $--     $14,548,985
FRANKLIN LARGE CAP EQUITY FUND
   ASSETS:
      Investments in Securities                              $52,191,243    $3,896,219     $--     $56,087,462


                    Quarterly Statements of Investments | 35

Franklin Global Trust

6. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                               LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                             -----------   -----------   -------   -----------
FRANKLIN TEMPLETON CORE FIXED INCOME FUND
   ASSETS:
      Investments in Securities                              $ 3,434,549   $10,739,358     $--     $14,173,907
   LIABILITIES:
      Other Financial Instruments(a)                                  --        69,803      --          69,803
FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND
   ASSETS:
      Investments in Securities                              $16,011,970   $70,292,181     $--     $86,304,151
      Other Financial Instruments(a)                                  --       946,872      --         946,872
   LIABILITIES:
      Other Financial Instruments(a)                                  --       847,398      --         847,398
FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND
   ASSETS:
      Investments in Securities                              $ 8,642,674   $62,172,460     $--     $70,815,134
      Other Financial Instruments(a)                                  --     1,298,438      --       1,298,438
   LIABILITIES:
      Other Financial Instruments(a)                                  --       844,205      --         844,205
FRANKLIN TEMPLETON HIGH INCOME FUND
   ASSETS:
      Investments in Securities                              $   361,751   $ 4,045,623     $--     $ 4,407,374

(a) Other financial instruments may include net unrealized appreciation (depreciation) of futures, forward exchange contracts, swaps, and unfunded loan commitments.

7. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Funds are currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    36 | Quarterly Statements of Investments



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /s/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  December 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  December 26, 2008


By /s/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  December 26, 2008